General_Noncontrolling interests (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Woori bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 3,105,070,000,000	₩ 3,660,814,000,000
Net income attributable to non-controlling interests	[2]	162,362,000,000	134,421,000,000
Dividends to non-controlling interests	[2]	162,362,000,000	134,421,000,000
Woori Financial Capital Co., Ltd.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		166,369,000,000
Net income attributable to non-controlling interests		1,466,000,000
Woori Investment Bank Co., Ltd.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		222,289,000,000	151,170,000,000
Net income attributable to non-controlling interests		25,643,000,000	21,588,000,000	₩ 10,262,000,000
Woori Asset Trust Co., Ltd.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		49,738,000,000	40,161,000,000
Net income attributable to non-controlling interests		9,732,000,000	0	0
Dividends to non-controlling interests		365,000,000
Woori Asset Management Corp.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		31,369,000,000	29,800,000,000	0
Net income attributable to non-controlling interests		1,699,000,000	408,000,000	0
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		79,890,000,000	83,315,000,000
Net income attributable to non-controlling interests		6,040,000,000	8,502,000,000	8,126,000,000
Dividends to non-controlling interests		1,669,000,000	1,981,000,000	2,082,000,000
Wealth Development Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		19,521,000,000	18,524,000,000
Net income attributable to non-controlling interests		₩ 1,130,000,000	₩ 427,000,000	₩ 39,000,000

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank